Commitments and contingencies	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies

Note 34	Commitments and contingencies
Commitments
The following table is a summary of our contractual obligations at December 31, 2021 that are due in each of the next five years and thereafter.

	2022	2023	2024	2025	2026	THERE- AFTER	TOTAL
Commitments for property, plant and equipment and intangible assets	1,104	757	461	334	219	161	3,036
Purchase obligations	542	380	245	210	292	221	1,890
Leases committed not yet commenced	7	2	6	1	—	—	16
Total	1,653	1,139	712	545	511	382	4,942
Our commitments for property, plant and equipment and intangible assets include program and feature film rights and investments to expand and update our networks to meet customer demand.
Purchase obligations consist of contractual obligations under service and product contracts for operating expenditures and other purchase obligations.

Our commitments for leases not yet commenced include OOH advertising spaces, fibre use and real estate. These leases are non-cancellable.

Subsequent to year end, in February 2022, Bell acquired a business that provides Internet, telephone and television services to consumers and businesses in Québec and parts of Ontario. The acquisition is expected to accelerate growth in Bell's residential and small business customers. The results of the acquired business will be included in our Bell Wireline segment.
Additionally, subsequent to year end, we entered into new commitments for property, plant and equipment and intangible assets totaling approximately $1.4 billion, which is payable between 2022 and 2033.

Contingencies
As part of its ongoing review of wholesale Internet rates, on October 6, 2016, the CRTC significantly reduced, on an interim basis, some of the wholesale rates that Bell Canada and other major providers charge for access by third-party Internet resellers to fibre-to-the-node (FTTN) or cable networks, as applicable. On August 15, 2019, the CRTC further reduced the wholesale rates that Internet resellers pay to access network infrastructure built by facilities-based providers like Bell Canada, with retroactive effect back to March 2016.
The August 2019 decision was stayed, first by the Federal Court of Appeal and then by the CRTC, with the result that it never came into effect. In response to review and vary applications filed by each of Bell Canada, five major cable carriers (Cogeco Communications Inc., Bragg Communications Inc. (Eastlink), Rogers Communications Inc., Shaw Communications Inc. and Videotron Ltée) and Telus Communications Inc., the CRTC issued Decision 2021-182 on May 27, 2021, which mostly reinstated the rates prevailing prior to August 2019 with some reductions to the Bell Canada rates with retroactive effect to March 2016. As a result, in Q2 2021, we recorded a reduction in revenue of $44 million in our income statement.

While there remains a requirement to refund monies to third-party Internet resellers, the establishment of final wholesale rates that are similar to those prevailing since 2019 reduces the impact of the CRTC’s long-running review of wholesale Internet rates and ensures a better climate for much-needed investment in advanced networks. The decision is being challenged by at least one reseller, TekSavvy Solutions Inc. (TekSavvy), before the Federal Court of Appeal, where TekSavvy obtained leave to appeal the decision, and in three petitions brought by TekSavvy, the Canadian Network Operators Consortium Inc. and National Capital Freenet before Cabinet to overturn the decision.
In the ordinary course of business, we become involved in various claims and legal proceedings seeking monetary damages and other relief. In particular, because of the nature of our consumer-facing business, we are exposed to class actions pursuant to which substantial monetary damages may be claimed. Due to the inherent risks and uncertainties of the litigation process, we cannot predict the final outcome or timing of claims and legal proceedings. Subject to the foregoing, and based on information currently available and management’s assessment of the merits of the claims and legal proceedings pending at March 3, 2022, management believes that the ultimate resolution of these claims and legal proceedings is unlikely to have a material and negative effect on our financial statements. We believe that we have strong defences and we intend to vigorously defend our positions.